INCOME TAX CREDIT/(EXPENSE) (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Creditexpense
SCHEDULE OF INCOME TAX EXPENSE

	2023 A$	2022 A$	2021 A$
Reconciliation of income tax expense to prima facie tax payable
Loss before income tax credit	(11,909,252)	(7,163,123)	(7,077,619)
Tax at the Australian tax rate of 25% (2022: 25% and 2021: 26%)
	(2,977,313)	(1,790,781)	(1,840,181)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income
Share-based payments expense	31,375	109,377	185,790
Research and development tax incentive	919,785	1,116,714	588,659
Impairment of goodwill	461,250	-	-
Other assessable items	-	-	-
Income tax expenses before unrecognized tax losses	(1,564,903)	(564,690)	(1,065,732)

Difference in overseas tax rates	53,673	(79,604)	16,688
Over provision in prior years	(454,928)	(348,607)	(235,653)
Temporary differences not recognized	29,979	(301,694)	(419,965)
Research and development tax credit	(404,016)	(599,388)	(275,631)
Tax losses not recognized	2,543,441	1,861,858	1,980,293
Utilization of tax losses not previously recognized	(361,575)	-	-
Income tax credit	(158,329)	(32,125)	-

SCHEDULE OF NET DEFERRED TAX ASSETS

	2023 A$	2022 A$	2021 A$
Net deferred tax assets
Deferred tax liabilities recognized
Brands and trademarks	(121,901)	(148,013)	-
Total deferred tax liabilities	(121,901)	(148,013)	-

Deferred tax assets recognized
Tax losses	121,901	-	-
Total deferred tax assets	121,901	-	-

Deferred tax assets not recognized
Property, plant and equipment	-	-	8,004
Trade debtor	222,144	58,041	-
Capital raising costs	582,168	661,863	975,270
Intangible assets	1,407,570	1,456,225	1,701,477
Provisions	342,252	442,383	297,907
Total deferred tax assets	2,554,134	2,618,512	2,982,658
Deferred tax liabilities not recognized
Right-of-use assets	(127,388)	(161,787)	(34,735)
Total deferred tax liabilities	(127,388)	(161,787)	(34,735)
Net deferred tax assets on temporary differences not brought to account	(2,426,746)	(2,456,725)	2,947,923
Total net deferred tax assets/(liabilities)	-	(148,013)	-

SCHEDULE OF TAX LOSSES

	2023 A$	2022 A$	2021 A$
Tax losses
Unused tax losses for which no deferred tax asset has been recognized	119,096,654	105,287,311	100,694,696
Potential tax benefit @ 26% (Australia)	21,897,732	19,020,914	19,025,063
Potential tax benefit @ 21% (USA)	6,568,458	5,950,299	5,665,976
Potential tax benefit @ 35% (Malta)	65,895	304,115	-
Potential tax benefit @ 19% (UK)	7,427	-	-